UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082
M FUND, INC.
(Exact name of registrant as specified in charter)
M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon	97209
(Address of principal executive offices)	(Zip code)
Gerald J. Graves, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)
With a copy to: Frederick R. Bellamy, Esquire Sutherland, Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404
Registrant’s telephone number, including area code:	(503) 232-6960
Date of fiscal year end:	12/31/2006
Date of reporting period:	03/31/2006

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2006 is filed herewith.

Brandes International Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2006

Shares		Value (Note 1)
	FOREIGN COMMON STOCKS—98.4%
	Bermuda—1.5%
203,083	Tyco International, Ltd.	$5,458,871
	Brazil—1.6%
319,900	Centrais Eletricas Brasileiras SA, SP ADR	3,576,130
56,717	Contax Participacoes SA, ADR *	71,072
1,117	Tele Norte Leste Participacoes SA, ADR	18,632
55,600	Telecomunicacoes Brasileiras SA, ADR	1,894,292
35,729	Vivo Participacoes SA, ADR *	152,920
		5,713,046
	Canada—2.1%
1,239,549	Bombardier, Inc. - Class B * †	3,612,606
1,341,305	Nortel Networks Corp. *	4,090,980
		7,703,586
	France—8.9%
510,700	Alcatel SA *	7,915,313
88,910	Carrefour SA	4,737,252
9,390	Carrefour SA 144A † ²	500,313
45,739	Electricite de France *	2,598,028
65,296	Electricite de France 144A * ²	3,708,889
284,100	France Telecom SA	6,399,714
26,000	France Telecom SA 144A † ²	585,683
59,949	Sanofi-Aventis	5,748,048
		32,193,240
	Germany—11.0%
156,000	DaimlerChrysler AG †	8,974,583
660,300	Deutsche Telekom AG	11,155,573
24,420	Heidelberger Druckmaschinen AG 144A † ²	1,078,843
28,900	Hypo Real Estate Holding	1,984,245
176,500	Infineon Technologies AG	1,822,995
332,800	Infineon Technologies AG 144A † ²	3,437,354
22,800	Muenchener Rueckversicherungs-Gesellschaft AG	3,237,666
108,861	Volkswagen AG †	8,177,191
		39,868,450
	Italy—5.5%
629,780	Banca Intesa SpA †	3,766,786
2,631,990	Telecom Italia Savings Shares †	7,021,393
1,165,538	Telecom Italia SpA †	3,407,804
809,200	UniCredito Italiano SpA	5,856,418
		20,052,401

1

	Japan—20.6%
329,639	Daiichi Sankyo Co., Ltd.	$7,531,631
215,400	Fuji Photo Film Co., Ltd.	7,203,523
1,010,000	Hitachi, Ltd.	7,159,341
1,495	Japan Tobacco, Inc.	5,266,817
325	Millea Holdings, Inc. Tokyo	6,443,858
464	Mitsubishi UFJ Financial Group, Inc.	7,107,178
388,000	Mitsui Sumitomo Insurance Co., Ltd.	5,286,032
1,882	Nippon Telegraph & Telephone Corp.	8,087,563
15,200	Nippon Telegraph & Telephone Corp., ADR	327,560
67,800	Ono Pharmaceutical Co., Ltd.	3,202,059
27,400	Rohm Co., Ltd.	2,902,863
71,400	Sony Corp.	3,311,322
201,000	Taisho Pharmaceutical Co., Ltd.	4,053,695
121,100	Takeda Pharmaceutical Co., Ltd.	6,914,700
		74,798,142
	Mexico—1.1%
182,100	Telefonos de Mexico SA de CV - Class L, SP ADR	4,093,608
	Netherlands—14.2%
258,685	ABN AMRO Holding NV	7,767,518
295,214	Aegon NV	5,471,260
158,900	Akzo Nobel NV	8,445,205
95,500	Heineken NV	3,630,250
742,300	Koninklijke Ahold NV *	5,847,033
173,666	Koninklijke Ahold NV 144A * ²	1,367,952
411,200	STMicroelectronics NV	7,615,861
107,494	Unilever NV CVA	7,475,671
155,446	Wolters Kluwer NV	3,882,722
		51,503,472
	New Zealand—0.6%
680,035	Telecom Corp. of New Zealand, Ltd. †	2,321,845
	Portugal—1.7%
507,708	Portugal Telecom SA	6,168,214
	Singapore—2.4%
360,736	DBS Group Holdings, Ltd.	3,638,950
143,105	Jardine Matheson Holdings, Ltd.	2,633,132
597,600	Overseas Chinese Banking Corp.	2,477,903
		8,749,985
	South Korea—3.6%
260,000	Korea Electric Power Corp., SP ADR	5,616,000
115,900	KT Corp., SP ADR	2,468,670
17,000	LG Electronics, Inc.	1,378,686
152,777	SK Telecom Co., Ltd., ADR	3,604,009
		13,067,365

2

	Spain—2.4%
159,973	Banco Santander Central Hispano SA	$2,339,619
396,683	Telefonica SA	6,234,831
502	Telefonica SA, ADR	23,579
		8,598,029
	Switzerland—5.3%
40,200	Nestle SA - Registered	11,939,220
14,040	Swisscom AG †	4,552,320
11,035	Zurich Financial Services AG *	2,593,507
		19,085,047
	United Kingdom—15.8%
585,300	British Sky Broadcasting Plc	5,496,476
1,785,473	BT Group Plc	6,893,160
744,800	Compass Group Plc	2,956,395
1,931,900	Corus Group Plc	2,956,510
231,100	GlaxoSmithKline Plc	6,048,512
1,344,576	Invensys Plc *	537,806
2,534,081	Invensys Plc 144A * ²	1,013,585
2,488,400	ITV Plc	5,160,487
741,287	J Sainsbury Plc	4,286,374
858,138	Marks & Spencer Group Plc	8,304,899
515,500	Unilever Plc	5,280,269
2,567,701	Wm. Morrison Supermarkets Plc	8,484,185
		57,418,658
	Venezuela—0.1%
20,180	Compania Anonima Nacional Telefonos de Venezuela (CANTV), ADR	427,412
	TOTAL FOREIGN COMMON STOCKS (Cost $290,724,929)	357,221,371

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—12.5%
$2,442,070	Abbey National PLC (Eurodollar Term) ††	4.770%	04/11/2006	$2,442,070
2,442,070	Bank of America (Bank Note) ††	4.770%	05/16/2006	2,442,070
4,749,828	Credit Suisse First Boston Corporation Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $4,751,773 collateralized by various corporate debt obligations with aggregate market value of $4,537,479. ††	4.915%	04/03/2006	4,749,828

3

$7,326,213	Goldman Sachs Group Incorporation Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $7,329,214 collateralized by various corporate debt obligations with aggregate market value of $7,472,737. ††	4.915%	04/03/2006	$7,326,213
5,032,083	Lehman Brothers Incorporation Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $5,034,144 collateralized by various corporate debt obligations with aggregate market value of $5,767,312. ††	4.915%	04/03/2006	5,032,083
7,326,213	Merrill Lynch & Company Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $7,329,183 collateralized by various corporate debt obligations with aggregate market value of $7,531,945. ††	4.865%	04/03/2006	7,326,213
4,884,142	Morgan Stanley & Company Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $4,886,147 collateralized by various corporate debt obligations with aggregate market value of $4,981,736. ††	4.925%	04/03/2006	4,884,142
2,442,071	Rabobank Nederland (Eurodollar Overnight) ††	4.850%	04/03/2006	2,442,071
1,953,657	Ranger Funding (Commercial Paper) ††	4.749%	04/20/2006	1,953,657
2,442,071	Royal Bank of Scotland (Eurodollar Term) ††	4.780%	04/10/2006	2,442,071
4,555,067	Svenska Handlesbanken (Eurodollar Overnight) ††	4.850%	04/03/2006	4,555,067
	TOTAL SHORT-TERM INVESTMENTS— (Cost $45,595,485)			45,595,485
	TOTAL INVESTMENTS AT MARKET VALUE—110.9% (Cost $336,320,414)			402,816,856
	Other Liabilities in Excess of Assets—(10.9%)			(39,655,780)
	NET ASSETS—100.0%			$363,161,076

4

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
*	Non-income producing security
†	Denotes all or a portion of security on loan (Note 1).
²	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

5

At March 31, 2006, industry sector diversification of the Brandes International Equity Fund’s investments as a percentage of net assets was as follows:

Industry Sector	Percentage of Net Assets
Diversified Telecommunication Services	19.9%
Pharmaceuticals	9.3%
Commercial Banks	9.1%
Food & Staples Retailing	6.9%
Food Products	6.9%
Insurance	6.3%
Automobiles	4.8%
Semiconductors & Semiconductor Equipment	4.3%
Electric Utilities	4.2%
Communications Equipment	3.3%
Media	2.5%
Chemicals	2.3%
Multiline Retail	2.3%
Leisure Equipment & Products	2.0%
Electronic Equipment & Instruments	2.0%
Media—Broadcasting & Publishing	1.5%
Industrial Conglomerates	1.5%
Tobacco	1.4%
Household Durables	1.3%
Wireless Telecommunication Services	1.1%
Beverages	1.0%
Aerospace & Defense	1.0%
Metals & Mining	0.8%
Hotels Restaurants & Leisure	0.8%
Diversified Financial Services	0.7%
Machinery	0.7%
Thrifts & Mortgage Finance	0.5%
Commercial Services & Supplies	0.0%*
Short-Term Investments	12.5%
110.9%

* percentage less than 0.1% of net assets.

1

Turner Core Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2006

Shares		Value (Note 1)
	COMMON STOCKS—98.8%
	Aerospace & Defense—2.1%
25,730	Boeing Co.	$2,005,139
12,790	Textron, Inc.	1,194,458
		3,199,597
	Apparel Retailers—0.6%
22,420	Chico’s FAS, Inc. *	911,149
	Automotive—1.0%
13,680	Toyota Motor Corp., SP ADR	1,489,752
	Banking—3.5%
36,270	American Express Co.	1,905,988
11,470	Kookmin Bank, SP ADR *	980,914
162,950	Mitsubishi UFJ Financial Group, Inc., ADR	2,478,469
		5,365,371
	Beverages, Food & Tobacco—4.0%
67,650	Archer-Daniels-Midland Co.	2,276,422
6,720	Fomento Economico Mexicano SA de CV, SP ADR	615,955
57,680	Pepsico, Inc.	3,333,327
		6,225,704
	Building Materials—1.1%
25,480	Cemex SA de CV, SP ADR †	1,663,334
	Casinos/Gaming—0.5%
14,660	Las Vegas Sands Corp. *	830,636
	Chemicals—0.8%
15,740	Monsanto Co.	1,333,965
	Coal—2.4%
17,660	Consol Energy, Inc.	1,309,666
47,040	Peabody Energy Corp.	2,371,286
		3,680,952
	Commercial Services—0.9%
31,590	Celgene Corp. * †	1,396,910
	Communications—1.9%
58,790	QUALCOMM, Inc.	2,975,362
	Computer Software—2.9%
11,460	Google, Inc. - Class A *	4,469,400
	Computer Software & Processing—1.8%
16	CA, Inc.	435
22,030	Cerner Corp. * †	1,045,324

1

9,840	F5 Networks, Inc. * †	$713,302
27,920	Salesforce.com, Inc. * †	1,014,334
		2,773,395
	Computers & Information—6.2%
33,840	Apple Computer, Inc. *	2,122,445
136,770	Cisco Systems, Inc. *	2,963,806
44,450	Hewlett-Packard Co.	1,462,405
47,890	International Game Technology	1,686,686
40,100	Scientific Games Corp., Class A *	1,408,713
		9,644,055
	Cosmetics & Personal Care—3.0%
80,180	Procter & Gamble Co.	4,619,972
	Electrical Equipment—4.2%
185,594	General Electric Co.	6,454,959
	Electronics—5.5%
57,380	Advanced Micro Devices *	1,902,721
49,555	Broadcom Corp., Class A *	2,138,794
32,180	Marvell Technology Group, Ltd. *	1,740,938
99,230	Micron Technology, Inc. * †	1,460,666
29,620	Sony Corp., SP ADR	1,364,593
		8,607,712
	Financial Services—13.1%
165,610	Charles Schwab Corp. (The)	2,850,148
5,480	Chicago Mercantile Exchange, Inc.	2,452,300
17,190	Legg Mason, Inc.	2,154,423
83,890	Mellon Financial Corp.	2,986,484
38,850	Merrill Lynch & Co.	3,059,826
34,070	Nasdaq Stock Market, Inc. *	1,364,163
34,040	T. Rowe Price Group, Inc.	2,662,268
52,810	TD Ameritrade Holding Corp.	1,102,145
15,010	UBS AG	1,650,650
		20,282,407
	Food Retailers—2.1%
45,910	Starbucks Corp. *	1,728,052
23,140	Whole Foods Market, Inc. †	1,537,422
		3,265,474
	Health Care Providers—1.8%
24,790	Caremark Rx, Inc. *	1,219,172
18,360	Express Scripts, Inc. *	1,613,844
		2,833,016
	Heavy Machinery—3.9%
149,690	Applied Materials, Inc.	2,621,072
30,205	Joy Global, Inc.	1,805,353
24,670	National-Oilwell, Inc. *	1,581,840
		6,008,265

2

	Insurance—3.1%
33,760	AFLAC, Inc.	$1,523,589
50,970	American International Group, Inc.	3,368,607
		4,892,196
	Lodging—1.3%
28,860	Starwood Hotels & Resorts Worldwide, Inc.	1,954,688
	Medical - HMO—1.7%
13,590	Humana, Inc. *	715,514
25,610	WellPoint, Inc. *	1,982,982
		2,698,496
	Medical Supplies—1.4%
7,520	Intuitive Surgical, Inc. * †	887,360
26,240	Roper Industries, Inc.	1,276,051
		2,163,411
	Metals—2.5%
23,620	Cia Vale Do Rio Doce - ADR	1,146,279
63,210	Corning, Inc. *	1,700,981
16,880	Precision Castparts Corp.	1,002,672
		3,849,932
	Oil & Gas—6.1%
28,800	Halliburton Co.	2,102,976
16,200	Kinder Morgan, Inc.	1,490,238
11,540	Occidental Petroleum Corp.	1,069,181
28,570	Valero Energy Corp.	1,707,915
35,700	Weatherford International, Ltd. *	1,633,275
34,193	XTO Energy, Inc.	1,489,789
		9,493,374
	Oil Services—0.8%
19,400	Ultra Petroleum Corp. *	1,208,814
	Pharmaceuticals—7.2%
9,860	Allergan, Inc.	1,069,810
17,430	AmerisourceBergen Corp.	841,346
20,590	Genentech, Inc. *	1,740,061
21,770	Genzyme Corp. *	1,463,379
38,420	Gilead Sciences, Inc. *	2,390,492
59,660	Pfizer, Inc.	1,486,727
18,740	Roche Holding AG, SP ADR	1,391,679
18,090	Teva Pharmaceutical Industries, Ltd., SP ADR	744,946
		11,128,440
	Retailers—1.9%
74,120	eBay, Inc. *	2,895,127
	Telephone Systems—5.9%
93,300	America Movil SA de CV, Class L, ADR	3,196,458
29,560	China Netcom Group Corp Hong Kong, Ltd., SP ADR †	1,046,720
19,580	Global Payments, Inc.	1,037,936

3

53,880	NII Holdings, Inc. - Class B *	$3,177,304
41,700	Time Warner Telecom, Inc. - Class A * †	748,515
		9,206,933
	Textiles, Clothing & Fabrics—1.0%
44,850	Coach, Inc. *	1,550,913
	Transportation—1.5%
15,050	Burlington Northern Santa Fe Corp.	1,254,117
20,580	CH Robinson Worldwide, Inc.	1,010,272
		2,264,389
	Water Companies—1.1%
61,153	Aqua America, Inc.	1,701,276
	TOTAL COMMON STOCKS (Cost $129,403,605)	153,039,376

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—5.5%
$462,131	Abbey National PLC (Eurodollar Term) ††	4.770%	04/11/2006	$462,131
462,132	Bank of America (Bank Note) ††	4.770%	05/16/2006	462,132
898,846	Credit Suisse First Boston Corporation Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $899,214 collateralized by various corporate debt obligations with aggregate market value of $858,661. ††	4.915%	04/03/2006	898,846
1,386,394	Goldman Sachs Group Incorporation Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $1,386,962 collateralized by various corporate debt obligations with aggregate market value of $1,414,122. ††	4.915%	04/03/2006	1,386,394
952,259	Lehman Brothers Incorporation Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $952,649 collateralized by various corporate debt obligations with aggregate market value of $1,091,392. ††	4.915%	04/03/2006	952,259
1,386,394	Merrill Lynch & Company Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $1,386,956 collateralized by various corporate debt obligations with aggregate market value of $1,425,327. ††	4.865%	04/03/2006	1,386,394

4

$924,263	Morgan Stanley & Company Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $924,642 collateralized by various corporate debt obligations with aggregate market value of $942,731. ††	4.925%	04/03/2006	$924,263
462,131	Rabobank Nederland (Eurodollar Overnight) ††	4.850%	04/03/2006	462,131
369,705	Ranger Funding (Commercial Paper) ††	4.749%	04/20/2006	369,705
462,131	Royal Bank of Scotland (Eurodollar Term) ††	4.780%	04/10/2006	462,131
861,990	Svenska Handlesbanken (Eurodollar Overnight) ††	4.850%	04/03/2006	861,990
	TOTAL SHORT-TERM INVESTMENTS— (Cost $8,628,376)			8,628,376
	TOTAL INVESTMENTS AT MARKET VALUE—104.3% (Cost $138,031,981)			161,667,752
	Other Liabilities in Excess of Assets— (4.3%)			(6,720,411)
	NET ASSETS—100.0%			$154,947,341

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
*	Non-income producing security
†	Denotes all or a portion of security on loan (Note 1).
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

5

At March 31, 2006, industry sector diversification of the Turner Core Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Basic Materials	3.3%
Communications	7.8%
Consumer Cyclical	7.4%
Consumer Non-Cyclical	22.1%
Energy	9.3%
Financial	19.7%
Industrial	11.7%
Technology	16.4%
Utilities	1.1%
Short-Term Investments	5.5%
Total	104.3%

1

Frontier Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2006

		Value
Shares		(Note 1)
	COMMON STOCKS—90.7%
	Aerospace & Defense—1.2%
33,050	Goodrich Corp.	$1,441,310
45,490	Orbital Sciences Corp. * †	719,652
		2,160,962
	Automotive—1.7%
27,500	Autoliv, Inc.	1,555,950
41,700	CarMax, Inc. * †	1,362,756
		2,918,706
	Beverages, Food & Tobacco—0.3%
41,200	Hercules, Inc. *	568,560
	Business Services—0.4%
119,800	Harris Interactive, Inc. *	673,276
	Chemicals—1.0%
14,200	Cabot Microelectronics Corp. * †	526,820
47,800	Chemtura Corp. †	563,084
9,400	FMC Corp.	582,612
		1,672,516
	Coal—0.6%
29,900	Massey Energy Co.	1,078,493
	Commercial Services—10.7%
26,400	AMN Healthcare Services, Inc. *	494,208
29,600	Aramark Corp., Class B	874,384
25,200	Clean Harbors, Inc. * †	747,684
16,820	EGL, Inc. *	756,900
28,540	Fluor Corp.	2,448,732
21,340	Jacobs Engineering Group, Inc. *	1,851,032
44,000	Lo-Jack Corp. *	1,055,120
22,900	Magellan Health Services, Inc. *	926,763
31,900	Omnicare, Inc. †	1,754,181
52,600	Omnicell, Inc. *	599,114
16,200	Portfolio Recovery Associates, Inc. * †	758,646
169,700	Regeneration Technologies, Inc. *	1,325,357
33,400	Republic Services, Inc.	1,419,834
15,240	Ritchie Bros. Auctioneers, Inc.	754,380
61,800	Sotheby’s Holdings, Inc., Class A *	1,794,672
41,300	TNS, Inc. *	874,734
		18,435,741
	Communications—5.7%
24,000	Andrew Corp. *	294,720
39,820	Arris Group, Inc. *	547,923

26,542	Avid Technology, Inc. * †	$1,153,515
71,800	C-COR, Inc. *	627,532
96,800	Harmonic, Inc. *	616,616
12,060	Harris Corp.	570,317
27,100	Itron, Inc. * †	1,621,935
314,900	Mindspeed Technologies, Inc. * †	1,253,302
23,200	Polycom, Inc. *	502,976
47,110	Powerwave Technologies, Inc. * †	635,514
59,200	Seachange International, Inc. *	459,984
273,020	Sonus Networks, Inc. *	1,496,150
		9,780,484
	Computer Software—1.3%
62,200	Amdocs, Ltd. *	2,242,932
	Computer Software & Processing—6.1%
79,400	BEA Systems, Inc. *	1,042,522
25,460	CheckFree Corp. *	1,285,730
15,600	Citrix Systems, Inc. *	591,240
22,700	Cognex Corp.	672,828
73,100	Eclipsys Corp. *	1,725,891
31,800	Electronics for Imaging, Inc. *	889,446
13,600	Gerber Scientific, Inc. *	140,624
37,800	i2 Technologies, Inc. * †	650,160
38,230	Informatica Corp. *	594,476
32,070	Perot Systems Corp., Class A *	499,009
42,300	SafeNet, Inc. *	1,120,104
15,700	Synopsys, Inc. *	350,895
26,700	WebEx Communications, Inc. * †	898,989
		10,461,914
	Computers & Information—2.5%
14,150	Diebold, Inc. †	581,565
17,900	Global Imaging Systems, Inc. * †	679,842
42,900	Komag, Inc. * †	2,042,040
55,200	Western Digital Corp. *	1,072,536
		4,375,983
	Containers & Packaging—2.1%
164,500	Crown Holdings, Inc. *	2,918,230
26,900	Pactiv Corp. * †	660,126
		3,578,356
	Electric Utilities—0.4%
54,700	Citizens Communications Co.	725,869
	Electrical Equipment—1.8%
59,280	Artesyn Technologies, Inc. *	649,116
29,170	C&D Technologies, Inc.	269,531
11,200	Energy Conversion Devices, Inc. * †	550,816
106,600	GrafTech International, Ltd. *	650,260
57,000	SBS Technologies, Inc. *	923,400
		3,043,123

	Electronics—16.4%
74,500	Actel Corp. *	$1,187,530
11,144	Agere Systems, Inc. *	167,606
37,190	Anaren, Inc. *	724,089
33,000	ATMI, Inc. * †	996,600
29,800	Cree, Inc. * †	977,738
42,250	Cypress Semiconductor Corp. * †	716,137
46,600	Fairchild Semiconductor International, Inc. * †	888,662
9,900	Harman International Industries, Inc.	1,100,187
15,200	Hutchinson Technology, Inc. *	458,584
73,520	Integrated Device Technology, Inc. *	1,092,507
22,300	Intersil Corp., Class A	644,916
149,800	MEMC Electronic Materials, Inc. * †	5,530,616
34,160	Mercury Computer Systems, Inc. *	553,392
46,500	Microsemi Corp. *	1,353,615
56,240	National Semiconductor Corp.	1,565,722
118,600	PMC - Sierra, Inc. * †	1,457,594
40,900	Power-One, Inc. *	294,480
41,200	RF Micro Devices, Inc. *	356,380
21,100	Rogers Corp. *	1,149,528
66,900	Sanmina-Sci Corp. *	274,290
20,000	Semtech Corp. * †	357,800
20,900	Silicon Laboratories, Inc. *	1,148,455
19,500	SiRF Technology Holdings, Inc. *	690,495
164,470	Skyworks Solutions, Inc. *	1,116,751
88,646	Stats Chippac Ltd., ADR *	695,871
28,300	Teradyne, Inc. * †	438,933
21,785	Trimble Navigation, Ltd. *	981,414
175,100	Vitesse Semiconductor Corp. *	626,858
34,485	Zoran Corp. *	754,532
		28,301,282
	Entertainment & Leisure—1.2%
65,100	Macrovision Corp. *	1,441,965
20,700	NetFlix, Inc. * †	600,093
		2,042,058
	Environmental—0.4%
154,900	Bennett Environmental, Inc. *	690,854
	Financial Services—2.0%
71,470	E*Trade Financial Corp. *	1,928,261
48,200	MarketAxess Holdings, Inc. * †	579,846
39,600	Waddell & Reed Financial, Inc., Class A	914,760
		3,422,867
	Forest Products & Paper—1.5%
43,600	Bowater, Inc. †	1,289,688
26,900	Longview Fibre Co.	695,096
50,420	Smurfit-Stone Container Corp. *	684,199
		2,668,983

	Health Care Providers—3.6%
13,800	Apria Healthcare Group, Inc. *	$317,124
56,000	Cross Country Healthcare, Inc. *	1,084,160
19,340	Express Scripts, Inc. *	1,699,986
34,050	Matria Healthcare, Inc. *	1,292,538
5,600	Pediatrix Medical Group, Inc. *	574,784
17,200	Radiation Therapy Services, Inc. *	438,772
47,000	VistaCare, Inc., Class A *	728,500
		6,135,864
	Heavy Machinery—4.0%
93,920	Chicago Bridge & Iron Co., NV	2,254,080
20,300	Intermec, Inc. *	619,353
41,800	Kaydon Corp.	1,687,048
24,500	National-Oilwell, Inc. *	1,570,940
27,600	Pall Corp.	860,844
		6,992,265
	Home Construction, Furnishings & Appliances—0.6%
55,400	Digital Theater Systems, Inc. *	1,089,164
	Insurance—0.3%
30,800	Montpelier Re Holdings, Ltd.	502,040
	Medical and Health Tech Services—2.4%
17,100	DaVita, Inc. *	1,029,591
70,200	Genomic Health, Inc. * †	727,974
26,500	ICON Plc, ADR *	1,295,585
31,800	Psychiatric Solutions, Inc. *	1,053,534
		4,106,684
	Medical Supplies—3.1%
61,600	Cyberonics, Inc. * †	1,587,432
24,700	Dexcom, Inc. *	500,669
37,800	Intralase Corp. * †	876,960
8,460	Millipore Corp. * †	618,088
35,980	STERIS Corp.	887,986
41,200	Wright Medical Group, Inc. * †	813,700
		5,284,835
	Medical & Bio-Technology—1.0%
49,000	Pharmaceutical Product Development, Inc.	1,695,890
	Metals—2.5%
43,900	Brush Engineered Materials *	867,025
93,900	Couer D’alene Mines Corp. *	615,984
87,200	Hecla Mining Co. * †	576,392
18,800	Maverick Tube Corp. * †	996,212
24,500	RTI International Metals, Inc. *	1,343,825
		4,399,438
	Mining—0.7%
21,100	Freeport-McMoran Copper & Gold, Inc., Class B	1,261,147

	Oil & Gas—5.8%
34,800	Core Laboratories NV *	$1,654,740
17,811	ENSCO International, Inc.	916,376
9,700	GlobalSantaFe Corp.	589,275
35,200	InterOil Corp. * †	462,528
17,580	Noble Corp.	1,425,738
60,220	Talisman Energy, Inc.	3,202,500
13,200	Transocean, Inc. *	1,059,960
16,280	Western Gas Resources, Inc.	785,510
		10,096,627
	Pharmaceuticals—1.5%
24,444	Charles River Laboratories International, Inc. * †	1,198,245
24,100	Connetics Corp. * †	408,013
34,580	Parexel International Corp. *	914,295
		2,520,553
	Restaurants—0.5%
46,000	Triarc Cos., Class B	804,080
	Retailers—1.9%
57,240	Dollar Tree Stores, Inc. *	1,583,831
38,770	Insight Enterprises, Inc. *	853,328
63,300	ValueVision Media, Inc., Class A *	808,974
		3,246,133
	Semiconductors—0.3%
11,900	Lam Research Corp. *	511,700
	Supermarkets—0.6%
13,200	Panera Bread Co. * †	992,376
	Textiles, Clothing & Fabrics—1.6%
94,510	Delta & Pine Land Co.	2,850,422
	Transportation—3.0%
33,600	Kansas City Southern * †	829,920
24,300	Kirby Corp. *	1,655,073
38,100	Landstar System, Inc.	1,680,972
10,400	Sabre Holdings Corp.	244,712
38,360	Swift Transportation Co., Inc. *	833,563
		5,244,240
	TOTAL COMMON STOCKS (Cost $103,229,317)	156,576,417

Expiration
Date
RIGHTS—0.0%
9,800	Veritas Software Corp., Rights (Cost $0)	N/A	0

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—20.1%
$1,861,514	Abbey National PLC (Eurodollar Term) ††	4.770%	04/11/2006	$1,861,514
1,861,513	Bank of America (Bank Note) ††	4.770%	05/16/2006	1,861,513
3,620,644	Credit Suisse First Boston Corporation Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $3,622,127 collateralized by various corporate debt obligations with aggregate market value of $3,458,777. ††	4.915%	04/03/2006	3,620,644
5,584,540	Goldman Sachs Group Incorporation Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $5,586,827 collateralized by various corporate debt obligations with aggregate market value of $5,696,231. ††	4.915%	04/03/2006	5,584,540
3,835,798	Lehman Brothers Incorporation Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $3,837,369 collateralized by various corporate debt obligations with aggregate market value of $4,396,240. ††	4.915%	04/03/2006	3,835,798
5,584,540	Merrill Lynch & Company Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $5,586,804 collateralized by various corporate debt obligations with aggregate market value of $5,741,364. ††	4.865%	04/03/2006	5,584,540
3,723,027	Morgan Stanley & Company Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $3,724,555 collateralized by various corporate debt obligations with aggregate market value of $3,797,420. ††	4.925%	04/03/2006	3,723,027
1,861,513	Rabobank Nederland (Eurodollar Overnight) ††	4.850%	04/03/2006	1,861,513
1,489,211	Ranger Funding (Commercial Paper) ††	4.749%	04/20/2006	1,489,211

$1,861,513	Royal Bank of Scotland (Eurodollar Term) ††	4.780%	04/10/2006	$1,861,513
3,472,184	Svenska Handlesbanken (Eurodollar Overnight) ††	4.850%	04/03/2006	3,472,184
	TOTAL SHORT-TERM INVESTMENTS— (Cost $34,755,997)			34,755,997
	TOTAL INVESTMENTS AT MARKET VALUE—110.8% (Cost $137,985,314)			191,332,414
	Other Liabilities in Excess of Assets—(10.8%)			(18,631,497)
	NET ASSETS—100.0%			$172,700,917

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt
*	Non-income producing security
†	Denotes all or a portion of security on loan (Note 1).
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

At March 31, 2006, industry sector diversification of the Frontier Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Summary of Sector Classifications	Assets
Basic Materials	4.2%
Communications	5.7%
Consumer Cyclical	7.6%
Consumer Non-Cyclical	23.5%
Energy	6.4%
Financial	2.3%
Industrial	14.0%
Technology	26.6%
Utilities	0.4%
Short-Term Investments	20.1%
Total	110.8%

1

Business Opportunity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2006

Shares		Value (Note 1)
	COMMON STOCKS—93.4%
	Aerospace & Defense—6.9%
16,750	Boeing Co.	$1,305,327
14,300	General Dynamics	914,914
9,500	L-3 Communications Holdings, Inc.	815,005
10,600	Textron, Inc.	989,934
		4,025,180
	Banking—4.9%
32,290	Bank of America Corp.	1,470,487
44,950	U.S. Bancorp	1,370,975
		2,841,462
	Casinos/Gaming—6.6%
19,700	Harrah’s Entertainment, Inc.	1,535,812
16,600	Las Vegas Sands Corp. * †	940,556
31,300	MGM Mirage, Inc. * †	1,348,717
		3,825,085
	Computer Software & Processing—2.5%
30,613	First Data Corp.	1,433,301
	Computers & Information—2.7%
48,300	Hewlett-Packard Co.	1,589,070
	Financial Services—16.0%
36,950	Citigroup, Inc.	1,745,148
24,000	Countrywide Financial Corp.	880,800
18,000	Freddie Mac	1,098,000
33,350	JP Morgan Chase & Co.	1,388,694
5,600	Lehman Brothers Holdings, Inc.	809,368
23,600	Merrill Lynch & Co.	1,858,736
14,300	UBS AG †	1,572,571
		9,353,317
	Heavy Construction—1.8%
16,900	Lennar Corp. - Class A †	1,020,422
	Home Construction, Furnishings & Appliances—1.0%
7,700	Johnson Controls, Inc.	584,661
	Household Products—1.6%
11,450	Fortune Brands, Inc. †	923,213
	Insurance—4.8%
20,100	American International Group, Inc.	1,328,409
26,800	UnitedHealth Group, Inc.	1,497,048
		2,825,457

1

	Machinery—2.1%
28,600	American Standard Cos., Inc.	$1,225,796
	Medical - HMO—2.8%
21,150	WellPoint, Inc. *	1,637,644
	Medical Supplies—10.5%
44,400	Agilent Technologies, Inc. *	1,667,220
13,650	Baxter International, Inc.	529,756
23,400	Boston Scientific Corp. * †	539,370
43,300	Guidant Corp.	3,379,998
		6,116,344
	Metals—1.4%
31,000	Corning, Inc. *	834,210
	Office Supplies & Equipment—2.7%
104,600	Xerox Corp. * †	1,589,920
	Oil & Gas—7.0%
15,300	BHP Billiton, Ltd., SP ADR	609,705
9,350	ChevronTexaco Corp.	542,020
16,300	Devon Energy Corp.	997,071
9,700	EOG Resources, Inc. †	698,400
15,500	Transocean, Inc. *	1,244,650
		4,091,846
	Pharmaceuticals—8.5%
24,000	Amgen, Inc. *	1,746,000
38,685	Biogen Idec, Inc. *	1,822,064
16,700	Forest Laboratories, Inc. *	745,321
9,900	Genzyme Corp. *	665,478
		4,978,863
	Restaurants—2.4%
41,050	McDonald’s Corp.	1,410,478
	Stores—1.9%
18,400	J.C. Penney Co., Inc. (Holding Co.)	1,111,544
	Telephone Systems—5.3%
23,850	Alltel Corp.	1,544,288
27,300	America Movil SA de CV, Class L, ADR	935,298
22,850	Sprint Corp. - FON Group	590,444
		3,070,030
	TOTAL COMMON STOCKS (Cost $48,875,747)	54,487,843

2

Par				Value
Amount		Yield	Maturity	(Note 1)
	SHORT-TERM INVESTMENTS—7.5%
$234,285	Abbey National PLC (Eurodollar Term) ††	4.770%	04/11/2006	$234,285
234,284	Bank of America (Bank Note) ††	4.770%	05/16/2006	234,284
455,683	Credit Suisse First Boston Corporation Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $455,870 collateralized by various corporate debt obligations with aggregate market value of $435,311. ††	4.915%	04/03/2006	455,683
702,853	Goldman Sachs Group Incorporation Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $703,141 collateralized by various corporate debt obligations with aggregate market value of $716,910. ††	4.915%	04/03/2006	702,853
482,762	Lehman Brothers Incorporation Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $482,960 collateralized by various corporate debt obligations with aggregate market value of $553,297. ††	4.915%	04/03/2006	482,762
702,853	Merrill Lynch & Company Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $703,138 collateralized by various corporate debt obligations with aggregate market value of $722,590. ††	4.865%	04/03/2006	702,853
468,569	Morgan Stanley & Company Repurchase Agreement dated March 31, 2006 due April 03, 2006 with a maturity amount of $468,761 collateralized by various corporate debt obligations with aggregate market value of $477,931. ††	4.925%	04/03/2006	468,569
234,284	Rabobank Nederland (Eurodollar Overnight) ††	4.850%	04/03/2006	234,284
187,427	Ranger Funding (Commercial Paper) ††	4.749%	04/20/2006	187,427

3

$234,284	Royal Bank of Scotland (Eurodollar Term) ††	4.780%	04/10/2006	$234,284
436,998	Svenska Handlesbanken (Eurodollar Overnight) ††	4.850%	04/03/2006	436,998
	TOTAL SHORT-TERM INVESTMENTS— (Cost $4,374,282)			4,374,282
	TOTAL INVESTMENTS AT MARKET VALUE—100.9% (Cost $53,250,029)			58,862,125
	Other Liabilities in Excess of Assets—(0.9%)			(541,705)
	NET ASSETS—100.0%			$58,320,420

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
*	Non-income producing security
†	Denotes all or a portion of security on loan (Note 1).
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

4

At March 31, 2006, industry sector diversification of the Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Basic Materials	1.4%
Communications	5.3%
Consumer Cyclical	9.5%
Consumer Non-Cyclical	25.8%
Energy	7.0%
Financial	25.7%
Industrial	10.8%
Technology	7.9%
Short-Term Investments	7.5%
Total	100.9%

1

M Fund, Inc.
Notes to the Portfolios of Investments

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2006, the Company consisted of four separate diversified investment portfolios: Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund (singularly the “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1. Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the portfolios of investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on that exchange. If no sale occurs, equity securities traded on a U.S. exchange are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equities traded on NASDAQ are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on a foreign exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. Equities traded on a foreign exchange, for which no sale occurs, are valued at the official bid price. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and last asked price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued at prices supplied by independent pricing agents approved by the Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which there are no readily available market quotations or whose market value does not, in the investment adviser’s opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Board of Directors.

Security Lending

The Funds may lend their securities to certain qualified brokers. Investors Bank and Trust Company acts as the stock lending agent for the Funds. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value plus accrued interest of the securities on loan. When a fund lends securities, there is a risk that the borrower may fail to return the securities. As a result, the fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The fund will bear the risk of loss with the respect to the investment of cash collateral. The Funds receive compensation in the form of fees, or it retains a portion of interest on the investments of any cash received as collateral for lending their securities. The Funds also continue to receive interest or dividends on the securities loaned.

2. Tax Basis Unrealized Appreciation / Depreciation

At March 31, 2006, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal	Tax Basis	Tax Basis	Tax Basis
	Income Tax	Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Brandes International Equity Fund	$336,953,622	$573,909,021	$(8,045,787)	$65,863,234
Turner Core Growth Fund	138,107,536	24,822,084	(1,261,869)	23,560,216
Frontier Capital Appreciation Fund	139,091,109	55,414,612	(3,173,306)	52,241,306
Business Opportunity Value Fund	53.540,252	5,389,960	(68,087)	5,321,873

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.
By:	/s/ Gerald J. Graves
Gerald J. Graves, President (as Principal Executive Officer)
Date	5/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gerald J. Graves
Gerald J. Graves, President (as Principal Executive Officer)
Date	5/17/06
By:	/s/ David W. Schutt
David W. Schutt, Secretary / Treasurer (as Chief Financial Officer)
Date	5/17/06